NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)																					3 Months Ended		12 Months Ended
	Apr. 17, 2026	Mar. 09, 2026	Mar. 03, 2026	Jan. 16, 2026	Jan. 15, 2026	Dec. 22, 2025	Dec. 11, 2025	Dec. 01, 2025	Oct. 31, 2025	Oct. 14, 2025	Sep. 25, 2025	Aug. 12, 2025	Aug. 05, 2025	Jul. 31, 2025	Jun. 30, 2025	Apr. 15, 2025	Dec. 03, 2024	Nov. 20, 2024	Nov. 04, 2024	Oct. 28, 2024	Apr. 30, 2026	Apr. 30, 2025	Jan. 31, 2026	Jan. 31, 2025
Short-Term Debt [Line Items]
Maturity date			$ 8.00
Debt discount																					$ 36,801		$ 7,006	$ 19,490
Cash	$ 1,255,000																				$ 164,216		$ 24,274	$ 100,678
Convertible note description	The convertible notes payable are non-interest-bearing, except in the case of default, which then 18% interest will apply. The convertible notes payable are convertible at $6.00 per share for a voluntary conversion. If the Company has successfully uplisted to the NYSE, the convertible notes payable will mandatory be converted at the lower of the listing price or 70% of the offering price of $6.50 in the Company’s Form S-1. As part of the issuance of the convertible notes payable, each convertible note payable holder received warrants for common stock, with an expiration date of April 17, 2031, at an exercise price of $6.00 per share. The warrants can be exercised as cashless.
Secured Promissory Note One [Member]
Short-Term Debt [Line Items]
Promissory note																				$ 25,000
Maturity date			Apr. 30, 2027						Apr. 30, 2026											Oct. 28, 2025
Accrues interest			7.50%
Secured Promissory Note One [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Promissory note																				$ 25,000
Maturity date			Apr. 01, 2027											Apr. 30, 2026						Oct. 28, 2025
Accrues interest			7.50%																	10.00%
Secured Promissory Note Two [Member]
Short-Term Debt [Line Items]
Promissory note																			$ 25,000
Maturity date			Apr. 30, 2027						Apr. 30, 2026										Nov. 04, 2025
Accrues interest			7.50%
Secured Promissory Note Two [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Promissory note																			$ 25,000
Maturity date			Apr. 01, 2027											Apr. 30, 2026					Nov. 04, 2025
Accrues interest																			10.00%
Secured Promissory Note Three [Member]
Short-Term Debt [Line Items]
Promissory note																		$ 25,000
Maturity date									Apr. 30, 2026									Nov. 20, 2025
Secured Promissory Note Three [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Promissory note																		$ 25,000
Maturity date			Apr. 01, 2027											Apr. 30, 2026				Nov. 20, 2025
Accrues interest			7.50%															10.00%
Secured Promissory Note Four [Member]
Short-Term Debt [Line Items]
Promissory note																	$ 25,000
Maturity date			Apr. 30, 2027						Apr. 30, 2026								Dec. 03, 2025
Accrues interest			7.50%
Secured Promissory Note Four [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Promissory note																	$ 25,000
Maturity date			Apr. 01, 2027											Apr. 30, 2026			Dec. 03, 2025
Accrues interest			7.50%														10.00%
Secured Promissory Note Five [Member]
Short-Term Debt [Line Items]
Promissory note																$ 25,000
Maturity date			Apr. 30, 2027						Apr. 30, 2026							Apr. 15, 2026
Accrues interest			7.50%
Secured Promissory Note Five [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Promissory note																$ 25,000
Maturity date			Apr. 01, 2027											Apr. 30, 2026		Apr. 15, 2026
Accrues interest			7.50%													10.00%
Secured Promissory Note Six [Member]
Short-Term Debt [Line Items]
Promissory note															$ 40,000
Maturity date			Apr. 30, 2027						Apr. 30, 2026						Oct. 28, 2025
Accrues interest			7.50%
Secured Promissory Note Six [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Promissory note															$ 40,000
Maturity date			Apr. 01, 2027											Apr. 30, 2026	Oct. 28, 2025
Accrues interest			7.50%												10.00%
Promissory Note One Member [Member]
Short-Term Debt [Line Items]
Maturity date			Apr. 30, 2027
Accrues interest			7.50%
Promissory Note One Member [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Promissory note													$ 15,000
Maturity date			Apr. 01, 2027										Apr. 30, 2026
Accrues interest			7.50%
Promissory Note Two [Member]
Short-Term Debt [Line Items]
Maturity date			Apr. 30, 2027
Accrues interest			7.50%
Promissory Note Two [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Promissory note											$ 5,000
Maturity date											Apr. 30, 2026
Promissory Note Two [Member] | Gil Atzmon [Member]
Short-Term Debt [Line Items]
Promissory note												$ 25,000
Maturity date												Feb. 28, 2026
Accrues interest												7.50%
Promissory note default												Mar. 01, 2026
Promissory Note Three [Member]
Short-Term Debt [Line Items]
Maturity date			Apr. 30, 2027
Accrues interest			7.50%
Promissory Note Three [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Promissory note										$ 15,000
Maturity date										Apr. 30, 2026
Promissory Note Three [Member] | Jon Powell [Member]
Short-Term Debt [Line Items]
Promissory note												$ 25,000
Maturity date												Feb. 28, 2026
Accrues interest												7.50%
Promissory note default												Mar. 01, 2026
Promissory Note Four [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Promissory note									$ 2,000		$ 5,000
Maturity date			Apr. 01, 2027						Feb. 28, 2026		Apr. 30, 2026
Accrues interest			7.50%
Promissory Note Five [Member]
Short-Term Debt [Line Items]
Maturity date			Apr. 30, 2027
Accrues interest			7.50%
Promissory Note Five [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Promissory note								$ 2,000		$ 15,000
Maturity date			Apr. 01, 2027					Apr. 30, 2026		Apr. 30, 2026
Accrues interest			7.50%
Promissory Note Six [Member]
Short-Term Debt [Line Items]
Maturity date			Apr. 30, 2027
Accrues interest			7.50%
Promissory Note Six [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Promissory note							$ 5,000		$ 2,000
Maturity date			Apr. 01, 2027				Apr. 30, 2026		Feb. 28, 2026
Accrues interest			7.50%
Promissory Note Seven [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Promissory note								$ 2,000
Maturity date			Apr. 30, 2027					Apr. 30, 2026
Accrues interest			7.50%
Promissory Note Eight [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Promissory note							$ 5,000
Maturity date			Apr. 30, 2027				Apr. 30, 2026
Accrues interest			7.50%
Promissory Note Member [Member] | Gil Atzmon [Member]
Short-Term Debt [Line Items]
Promissory note				$ 30,000
Maturity date				Dec. 22, 2028																			Mar. 16, 2026
Accrues interest																							12.00%
Warrant to purchase common stock shares				6,667
Maturity date				$ 7.50
Fair value of warrants issued				$ 20,000
Debt discount				11,869																			$ 3,018
Promissory Note Member [Member] | Jon Powell [Member]
Short-Term Debt [Line Items]
Promissory note				$ 30,000
Maturity date				Dec. 22, 2028																			Mar. 16, 2026
Accrues interest																							12.00%
Warrant to purchase common stock shares				6,667
Maturity date				$ 7.50
Fair value of warrants issued				$ 20,000
Debt discount				11,869																			$ 3,018
Promissory Note Member [Member] | Girish Gaitonde [Member]
Short-Term Debt [Line Items]
Promissory note						$ 50,000
Maturity date						Dec. 22, 2028																	Feb. 28, 2026
Accrues interest																							7.50%
Promissory note default																							Mar. 01, 2026
Warrant to purchase common stock shares						6,667
Maturity date						$ 7.50
Fair value of warrants issued						$ 33,335
Debt discount						18,492																	$ 10,878
Periodic payment	$ 51,624
Class of warrants	16,937
Promissory Note Member [Member] | Tomasa Zwicke [Member]
Short-Term Debt [Line Items]
Promissory note						$ 25,000
Maturity date						Dec. 22, 2028																	Feb. 28, 2026
Accrues interest																							7.50%
Promissory note default																							Mar. 01, 2026
Warrant to purchase common stock shares						6,667
Maturity date						$ 7.50
Fair value of warrants issued						$ 16,665
Debt discount						$ 9,245																	$ 5,438
Promissory Note Member [Member] | PV Partners LP [Member]
Short-Term Debt [Line Items]
Promissory note					$ 100,000
Maturity date					Feb. 13, 2026
Accrues interest					10.50%
Promissory note default					Mar. 01, 2026
Shares, Issued					13,333
Promissory Note Member [Member] | Jeff Hembrock [Member]
Short-Term Debt [Line Items]
Promissory note				$ 50,000
Maturity date				Feb. 13, 2026
Accrues interest				7.50%
Promissory note default				Feb. 14, 2026
Periodic payment	$ 51,323
Class of warrants	16,887
Shares, Issued				6,666
Promissory Note Member [Member] | Michael Ward [Member]
Short-Term Debt [Line Items]
Promissory note				$ 25,000
Maturity date				Feb. 13, 2026																			Feb. 13, 2026
Accrues interest				10.50%
Promissory note default		Mar. 09, 2027		Feb. 14, 2026
Shares, Issued				3,333
Promissory Note Member [Member] | Rudofsky [Member]
Short-Term Debt [Line Items]
Promissory note		$ 100,000
Accrues interest		8.00%